Operating Segment Information - Schedule Of Operating Segments (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue from external customers and others	$ 580,006,276	$ 367,538,115	$ 278,976,203
Revenue	1,204,174,011	723,226,134	1,033,163,753
Other income	22,090,268	15,392,775	17,914,166
Unallocated finance costs	(27,705,955)	(9,047,063)	(28,724,758)
PROFIT BEFORE TAX	989,253,972	608,965,226	808,585,471
Depreciation	113,919	334,841	379,132
Operating segments [member]
Disclosure of operating segments [line items]
Revenue from external customers and others	1,204,174,011	723,398,943	1,033,163,753
Intersegment		(172,809)
Revenue		723,226,134
Gross profit		662,594,035	985,067,123
Other Segments [member]
Disclosure of operating segments [line items]
Other income		15,372,350	17,674,605
Depreciation	113,919	334,841	379,132
Capital expenditure	13,710	14,214	138,704
Unallocated amounts [member]
Disclosure of operating segments [line items]
Other income	22,088,780
Unallocated finance costs		(3,666,040)	(15,285,311)
Corporate and other unallocated expenses	(151,832,967)	(65,335,119)	(178,870,946)
Intersegment [member]
Disclosure of operating segments [line items]
Revenue from external customers and others		172,809
External Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from external customers and others	580,006,276	367,538,115	278,976,203
Gross profit	1,146,704,114
Other Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from external customers and others	624,167,735	355,688,019	754,187,550
Investment Banking [member]
Disclosure of operating segments [line items]
Revenue from external customers and others	455,955,912	288,591,129	208,162,829
Revenue	455,955,912	288,591,129	208,162,829
Investment Banking [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from external customers and others	455,955,912	288,591,129	208,162,829
Gross profit		254,901,096	197,333,389
Investment Banking [member] | External Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from external customers and others	455,955,912	288,591,129	208,162,829
Gross profit	413,354,182
Investment Banking [member] | Other Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from external customers and others	0
Asset Management [member]
Disclosure of operating segments [line items]
Revenue from external customers and others	124,050,364	78,946,986	70,813,374
Revenue	124,050,364	78,946,986	70,813,374
Asset Management [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from external customers and others	124,050,364	79,119,795	70,813,374
Gross profit		57,385,943	48,059,488
Asset Management [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue from external customers and others		172,809
Asset Management [member] | External Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from external customers and others	124,050,364	78,946,986	70,813,374
Gross profit	109,182,198
Strategic Investment
Disclosure of operating segments [line items]
Revenue	624,167,735	355,688,019	754,187,550
Strategic Investment | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from external customers and others	624,167,735	355,688,019	754,187,550
Gross profit		350,306,996	739,674,246
Strategic Investment | External Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from external customers and others	0
Gross profit	624,167,734
Strategic Investment | Other Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from external customers and others	$ 624,167,735	$ 355,688,019	$ 754,187,550